CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve For Shared Based Payment Transactions [Member]	Currency Translation Adjustments [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 364	$ 138,146	$ 6,180	$ (2,188)	$ (97,105)	$ 45,397
IfrsStatementLineItems [Line Items]
Net income and total comprehensive income					(4,197)	(4,197)
Exercise of share options	3	798	(801)
Expiration of share options		1,400	(1,400)
Cost of share-based payment			381			381
Ending balance, value at Dec. 31, 2023	367	140,344	4,360	(2,188)	(101,302)	41,581
IfrsStatementLineItems [Line Items]
Net income and total comprehensive income					2,921	2,921
Exercise of share-based payment into shares	1	805	(789)			17
Forfeiture of share options		140	(140)
Cost of share-based payment			1,441			1,441
Issuance of shares, net	45	16,308				16,353
Ending balance, value at Dec. 31, 2024	413	157,597	4,872	(2,188)	(98,381)	62,313
IfrsStatementLineItems [Line Items]
Net income and total comprehensive income					7,575	7,575
Exercise of share options	5	2,565	(2,570)
Cost of share-based payment			1,204			1,204
Issuance of shares, net	12	(12)
Warrants classified to equity during the period (***)		2,071				2,071
Ending balance, value at Dec. 31, 2025	$ 430	$ 162,221	$ 3,506	$ (2,188)	$ (90,806)	$ 73,163